CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) $ in Thousands	Jun. 30, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 85,508
Accounts receivable, net	6,657
Contract assets	3,115
Amount due from related parties	303
Available-for-sale securities	3,312
Notes receivable from third parties	69,830
Notes receivable from related party	1,004
Inventory	23,770
Prepaid expenses	23,187
Other current assets	5,129
Total current assets	221,815
Property and equipment, net	8,318
Intangible assets, net	84,367
Goodwill	72,098
Operating lease right of use assets	17,740
Long-term investments	25,518
Other non-current assets	1,345
Total assets	431,201
Current liabilities
Accounts payable	16,310
Deferred revenue (including customer deposits of $4,407 and $3,163 as of June 30, 2022 and December 31, 2021, respectively)	6,048
Accrued salaries	6,269
Amount due to related parties	2,394
Other current liabilities	12,792
Current portion of operating lease liabilities	3,926
Current contingent consideration	722
Promissory note-short term	3,591
Convertible promissory note due to third-parties-short term	33,437
Total current liabilities	85,489
Promissory note-long term	1,716
Operating lease liability-long term	13,638
Non-current contingent consideration	145
Deferred tax liabilities	8,799
Other long-term liabilities	725
Total liabilities	110,512
Convertible redeemable preferred stock and Redeemable non-controlling interest:
Series A - 7,000,000 shares issued and outstanding, liquidation and deemed liquidation preference of $3,500,000 as of June 30, 2022 and December 31, 2021	1,262
Equity:
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 497,272,525 shares and 497,272,525 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	498
Additional paid-in capital	973,701
Accumulated deficit	(672,037)
Accumulated other comprehensive income	(5,691)
Total Ideanomics, Inc. shareholders' equity	296,471
Non-controlling interest	22,956
Total equity	319,427
Total liabilities, convertible redeemable preferred stock, redeemable non-controlling interest and equity	$ 431,201